Income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Deferred taxes on temporary differences and tax losses	R$ 91,249	R$ 23,313	R$ 8,480
Current income tax and social contribution	(1,462)	(2,490)	(441)
Total Income Tax and Social Contribution	R$ 89,787	R$ 20,823	R$ 8,039